Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	[1]	Jan. 05, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 15,916,141				$ 1,500,582
Total current assets	21,246,104				4,126,540
Total assets	33,196,641				7,637,932
LIABILITIES AND SHAREHOLDERS' EQUITY
Total current liabilities	7,090,269				6,571,972
Accrued Liabilities, Current	3,706,094				3,078,578
Total liabilities	53,691,070				22,224,244
Commitments and contingencies
Shareholders' Equity
Ordinary share, $0.0001 par value; 500,000,000 shares authorized; 1,628,425 shares issued and outstanding (excluding 2,860,883 shares and 5,467,000 shares subject to possible redemption as of September 30, 2022 and December 31, 2021, respectively)	1,604				2,456
Additional paid-in capital	190,298,562				150,425,960
Accumulated deficit	(210,794,595)				(203,649,275)
Total stockholders' deficit	(20,494,429)				(53,220,859)						$ (47,248,164)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	$ 33,196,641				7,637,932
CIK0001848000_LAKESHORE ACQUISITION I CORP
Current assets
Cash and cash equivalents		$ 150,923			438,913
Prepaid expenses					63,708
Other current assets		135,000
Marketable securities held in trust account		29,144,536			54,671,966
Total current assets		29,430,459			55,174,587
Total assets		29,430,459			55,174,587
LIABILITIES AND SHAREHOLDERS' EQUITY
Note payable to related party		200,000
Note payable to third party		310,000
Accrued expense and other current liabilities		32,538			25,000
Total current liabilities		542,538			25,000
Total liabilities		542,538			25,000
Commitments and contingencies
Redeemable Ordinary Shares
Ordinary shares subject to possible redemption: 2,860,883 shares (at redemption value of $10.18 per share as of September 30,2022) and 5,467,000 shares (at redemption value of $10.00 per share as of December 31, 2021)					54,670,000
Shareholders' Equity
Ordinary share, $0.0001 par value; 500,000,000 shares authorized; 1,628,425 shares issued and outstanding (excluding 2,860,883 shares and 5,467,000 shares subject to possible redemption as of September 30, 2022 and December 31, 2021, respectively)					163
Additional paid-in capital		132,444			779,049
Accumulated deficit		(389,222)			(299,625)
Total stockholders' deficit		(256,615)	$ 248,389	$ 334,283	479,587	$ 622,060	$ 722,654	$ 20,987		$ 0
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit		29,430,459			55,174,587
CIK0001848000_LAKESHORE ACQUISITION I CORP | Ordinary shares subject to possible redemption
Redeemable Ordinary Shares
Ordinary shares subject to possible redemption: 2,860,883 shares (at redemption value of $10.18 per share as of September 30,2022) and 5,467,000 shares (at redemption value of $10.00 per share as of December 31, 2021)		29,144,536			54,670,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Ordinary shares not subject to possible redemption
Shareholders' Equity
Ordinary share, $0.0001 par value; 500,000,000 shares authorized; 1,628,425 shares issued and outstanding (excluding 2,860,883 shares and 5,467,000 shares subject to possible redemption as of September 30, 2022 and December 31, 2021, respectively)		$ 163			$ 163

[1]	The number of ordinary shares outstanding at March 31, 2021 includes an aggregate of up to 187,500 shares of non-redeemable founder shares that are subject to forfeiture if the underwriters do not exercise over-allotment option. In connection with the closing of the initial public offering and the underwriters’ partial exercise of over-allotment option on June 15, 2021 and June 28, 2021, respectively, a total of 70,750 founder shares were forfeited and a total of 116,750 founder shares were no longer subject to forfeiture.